Borrowings and financial liabilities - Accounting treatment of the convertible notes (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Nov. 19, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Share price | € / shares	€ 0.64
Fair value of the convertible notes (in thousands of €) (A)	€ 28,863		€ 23,037
Convertible Notes to Kreos, 2021
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes	2,250,000	2,250,000
Number of shares issuable upon conversion | shares	2,250,000	2,250,000
Share price | € / shares	€ 0.4949	€ 0.451
Exercise price | € / shares	€ 0.648	€ 0.648
Fair value of the derivative instrument (in thousands of euros) (As restated)	€ (536)	€ (464)
Change in the fair value of the derivative instrument (in thousands of euros)	€ (72)
Convertible Notes to Kreos, 2021 | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85	85
Convertible Notes to Kreos, 2021 | Credit spread
Disclosure of financial liabilities [line items]
Input to valuation	23.14	23.14
Nonconvertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €) (A)	€ 3,229		€ 0